Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,051,000.00
Previously Paid Amount	0.00
Total Fee Amount	559.44
Total Offset Amount	0.00
Net Fee	559.44
Narrative - Max Aggregate Offering Price	$ 4,051,000.00
Final Prospectus	true